Accounting policy for operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of consolidated statement of income by operating segment

2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	59,537	84,165	8,695	338	(63,540)	89,195
Intersegments	59,305	1,079	3,151	5	(63,540)	−
Third parties	232	83,086	5,544	333	-	89,195
Cost of sales	(28,022)	(77,725)	(4,835)	(303)	64,149	(46,736)
Gross profit	31,515	6,440	3,860	35	609	42,459
Income (expenses)	(5,505)	(3,573)	(3,465)	(3,803)	−	(16,346)
Selling expenses	-	(2,272)	(2,906)	(20)	-	(5,198)
General and administrative expenses	(59)	(400)	(130)	(1,349)	-	(1,938)
Exploration costs	(1,217)	-	-	-	-	(1,217)
Research and development expenses	(669)	(13)	(11)	(171)	-	(864)
Other taxes	(104)	(182)	(7)	(475)	-	(768)
Impairment (losses) reversals, net	(1,847)	315	(1)	14	-	(1,519)
Other income and expenses, net	(1,609)	(1,021)	(410)	(1,802)	-	(4,842)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	26,010	2,867	395	(3,768)	609	26,113
Net finance income	-	-	-	734	-	734
Results of equity-accounted investments	58	(146)	41	(5)	-	(52)
Net income (loss) before income taxes	26,068	2,721	436	(3,039)	609	26,795
Income taxes	(8,843)	(978)	(133)	3,084	(205)	(7,075)
Net income for the year	17,225	1,743	303	45	404	19,720
Attributable to:
Shareholders of Petrobras	17,228	1,743	268	(9)	404	19,634
Non-controlling interests	(3)	-	35	54	-	86

2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	60,516	85,281	9,518	319	(64,218)	91,416
Intersegments	60,208	1,035	2,969	6	(64,218)	−
Third parties	308	84,246	6,549	313	-	91,416
Cost of sales	(24,823)	(78,836)	(5,031)	(294)	63,540	(45,444)
Gross profit (loss)	35,693	6,445	4,487	25	(678)	45,972
Income (expenses)	(7,639)	(3,257)	(3,497)	(4,703)	−	(19,096)
Selling expenses	(1)	(1,928)	(2,936)	(9)	-	(4,874)
General and administrative expenses	(64)	(356)	(115)	(1,310)	-	(1,845)
Exploration costs	(913)	-	-	-	-	(913)
Research and development expenses	(629)	(6)	(4)	(150)	-	(789)
Other taxes	(692)	(47)	(18)	(494)	-	(1,251)
Impairment (losses) reversals, net	(1,244)	(300)	-	13	-	(1,531)
Other income and expenses, net	(4,096)	(620)	(424)	(2,753)	-	(7,893)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	28,054	3,188	990	(4,678)	(678)	26,876
Net finance expense	-	-	-	(15,107)	-	(15,107)
Results of equity-accounted investments	76	(780)	80	(3)	-	(627)
Net income / (loss) before income taxes	28,130	2,408	1,070	(19,788)	(678)	11,142
Income taxes	(9,540)	(1,084)	(335)	7,190	232	(3,537)
Net income (loss) for the year	18,590	1,324	735	(12,598)	(446)	7,605
Attributable to:
Shareholders of Petrobras	18,593	1,324	682	(12,625)	(446)	7,528
Non-controlling interests	(3)	-	53	27	-	77

	2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total

Sales revenues	66,880	94,868	11,109	365	(70,813)	102,409
Intersegments	66,113	1,404	3,285	11	(70,813)	−
Third parties	767	93,464	7,824	354	-	102,409
Cost of sales	(27,239)	(85,699)	(5,685)	(370)	70,558	(48,435)
Gross profit (loss)	39,641	9,169	5,424	(5)	(255)	53,974
Income (expenses)	(5,615)	(4,086)	(3,384)	(2,857)	1	(15,941)
Selling expenses	(12)	(2,156)	(2,838)	(33)	1	(5,038)
General and administrative expenses	(74)	(327)	(80)	(1,113)	-	(1,594)
Exploration costs	(982)	-	-	-	-	(982)
Research and development expenses	(569)	(16)	(3)	(138)	-	(726)
Other taxes	(454)	(27)	(49)	(360)	-	(890)
Impairment (losses) reversals, net	(2,105)	(524)	(81)	30	-	(2,680)
Other income and expenses, net	(1,419)	(1,036)	(333)	(1,243)	-	(4,031)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	34,026	5,083	2,040	(2,862)	(254)	38,033
Net finance expense	-	-	-	(2,333)	-	(2,333)
Results of equity-accounted investments	(7)	(318)	10	11	-	(304)
Net income / (loss) before income taxes	34,019	4,765	2,050	(5,184)	(254)	35,396
Income taxes	(11,571)	(1,729)	(693)	3,506	86	(10,401)
Net income (loss) for the year	22,448	3,036	1,357	(1,678)	(168)	24,995
Attributable to:
Shareholders of Petrobras	22,453	3,036	1,286	(1,723)	(168)	24,884
Non-controlling interests	(5)	-	71	45	-	111

Schedule of other income and expenses net by segment

Other income and expenses, net by segment
2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,268)	(284)	(86)	(20)	(2,658)
Variable compensation programs	(624)	(310)	(71)	(355)	(1,360)
Pension and medical benefits - retirees	-	-	-	(1,317)	(1,317)
Losses with legal, administrative and arbitration proceedings	(684)	(319)	(13)	(7)	(1,023)
Collective bargaining agreement	(220)	(114)	(21)	(131)	(486)
Results on disposal/write-offs of assets	10	(8)	7	11	20
Results from co-participation agreements in bid areas	237	-	-	-	237
Results of non-core activities	452	(8)	1	12	457
Gains on decommissioning of areas	535	-	-	-	535
Early termination and changes to cash flow estimates of leases	565	39	6	6	616
Others	388	(17)	(233)	(1)	137
Total	(1,609)	(1,021)	(410)	(1,802)	(4,842)

Other income and expenses, net by segment
2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,419)	(80)	(98)	(20)	(2,617)
Losses on decommissioning of areas	(2,584)	-	-	-	(2,584)
Pension and medical benefits - retirees	-	-	-	(2,196)	(2,196)
Losses with legal, administrative and arbitration proceedings	(386)	(411)	(30)	(169)	(996)
Variable compensation programs	(407)	(227)	(47)	(251)	(932)
Collective bargaining agreement	(1)	(6)	-	(1)	(8)
Results on disposal/write-offs of assets	234	51	18	(75)	228
Results from co-participation agreements in bid areas	259	-	-	-	259
Results of non-core activities	269	(32)	7	17	261
Early termination and changes to cash flow estimates of leases	327	9	-	13	349
Others	612	76	(274)	(71)	343
Total	(4,096)	(620)	(424)	(2,753)	(7,893)

Other income and expenses, net by segment
2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,105)	(21)	(52)	(27)	(2,205)
Losses on decommissioning of areas	(1,195)	-	-	-	(1,195)
Pension and medical benefits - retirees	-	-	-	(1,172)	(1,172)
Variable compensation programs	(416)	(268)	(53)	(274)	(1,011)
Losses with legal, administrative and arbitration proceedings	(300)	(391)	(9)	(97)	(797)
Collective bargaining agreement	(94)	(42)	(8)	(73)	(217)
Results of non-core activities	150	(93)	84	29	170
Results from co-participation agreements in bid areas	284	-	-	-	284
Early termination and changes to cash flow estimates of leases	320	97	1	(3)	415
Results on disposal/write-offs of assets	1,370	(35)	(48)	8	1,295
Others	567	(283)	(248)	366	402
Total	(1,419)	(1,036)	(333)	(1,243)	(4,031)

Schedule of depreciation, depletion and amortization

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

2025	11,715	2,701	562	169	15,147
2024	9,292	2,495	557	135	12,479
2023	10,230	2,410	525	115	13,280

Schedule of assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 12.31.2025

Current assets	2,424	9,580	356	16,620	(3,532)	25,448
Non-current assets	153,291	22,311	5,315	15,972	−	196,889
Long-term receivables	9,318	3,091	146	13,221	−	25,776
Investments	292	27	171	60	−	550
Property, plant and equipment	141,818	19,053	4,917	2,252	−	168,040
Operating assets	108,424	16,534	4,394	1,568	−	130,920
Under construction	33,394	2,519	523	684	−	37,120
Intangible assets	1,863	140	81	439	−	2,523
Total Assets	155,715	31,891	5,671	32,592	(3,532)	222,337

Consolidated assets by operating segment - 12.31.2024

Current assets	2,697	9,017	379	13,923	(4,180)	21,836
Non-current assets	122,854	18,708	4,881	13,366	−	159,809
Long-term receivables	7,056	2,217	91	11,246	−	20,610
Investments	299	114	182	64	−	659
Property, plant and equipment	113,761	16,257	4,541	1,726	−	136,285
Operating assets	91,895	14,828	3,936	1,242	−	111,901
Under construction	21,866	1,429	605	484	−	24,384
Intangible assets	1,738	120	67	330	−	2,255
Total Assets	125,551	27,725	5,260	27,289	(4,180)	181,645